8. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Net minimum lease payments receivable	$ 205,687
Less: unearned interest income	(13,452)
Net investment in direct financing and sales-type leases	192,235	$ 345,153
Year 2015
Net minimum lease payments receivable	127,262
Less: unearned interest income	(9,282)
Net investment in direct financing and sales-type leases	117,980
Year 2016
Net minimum lease payments receivable	75,354
Less: unearned interest income	(4,076)
Net investment in direct financing and sales-type leases	71,278
Year 2017
Net minimum lease payments receivable	3,071
Less: unearned interest income	(94)
Net investment in direct financing and sales-type leases	$ 2,977